Stock-Based Compensation (Summary of Warrant Activity) (Details) (Warrant [Member], USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014		Mar. 31, 2014		Mar. 31, 2013
Warrant [Member]
Number of Shares
Outstanding	61,194,343		37,027,199		37,144,504
Issued	6,322,196		25,241,227		30,000
Exercised	(50,000)		(926,315)		0
Cancelled	0		(39,728)		(123,376)
Expired	(283,392)		(108,040)		(23,929)
Outstanding	67,183,147		61,194,343		37,027,199
Vested (exercisable)	65,565,647		60,297,010
Weighted-Average Exercise Price/Share
Outstanding	$ 0.84		$ 1.18		$ 1.18
Issued	$ 0.50		$ 0.35		$ 0.50
Exercised	$ 0.20		$ 0.22		$ 0
Cancelled	$ 0		$ 8.49		$ 0.77
Expired	$ 2.85		$ 7.96		$ 8.89
Outstanding	$ 0.80		$ 0.84		$ 1.18
Vested (exercisable)	$ 0.80		$ 0.84
Weighted-Average Remaining Contractual Term (Years)
Outstanding	2 years 6 months		2 years 10 months 24 days
Vested (exercisable)	2 years 4 months 24 days		2 years 10 months 24 days
Aggregated Intrinsic Value
Outstanding	$ 2,074,500	[1]	$ 3,987,500	[2]
Vested (exercisable)	$ 2,074,500	[1]	$ 3,960,600	[2]

[1]	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of our common stock on December 31, 2014, which was $0.44 per share.
[2]	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the common stock on March 31, 2014, which was $0.52 per share.